Additional Information to the Items of Profit or Loss - Schedule of Additional Information to the Items of Profit or Loss (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
a. Research and development expenses:
Research and development expenses	$ 1,575	$ 938
b. General and administrative expenses:
General and administrative expenses	3,198	2,109
Wages and related expenses [Member]
a. Research and development expenses:
Research and development expenses	424	154
b. General and administrative expenses:
General and administrative expenses	450	226
Share-based payment [Member]
a. Research and development expenses:
Research and development expenses	204	42
b. General and administrative expenses:
General and administrative expenses	995	224
Clinical studies [Member]
a. Research and development expenses:
Research and development expenses	325	181
Regulatory, professional and other expenses [Member]
a. Research and development expenses:
Research and development expenses	367	390
Research and preclinical studies [Member]
a. Research and development expenses:
Research and development expenses	184	129
Chemistry and formulations [Member]
a. Research and development expenses:
Research and development expenses	71	42
Professional and directors’ fees [Member]
b. General and administrative expenses:
General and administrative expenses	1,353	1,368
Business development expenses [Member]
b. General and administrative expenses:
General and administrative expenses	135	48
Deemed issuance listing expenses [Member]
b. General and administrative expenses:
General and administrative expenses
Office maintenance, rent and other expenses [Member]
b. General and administrative expenses:
General and administrative expenses	67	78
Investor relations and business expenses [Member]
b. General and administrative expenses:
General and administrative expenses	68	54
Regulatory expenses [Member]
b. General and administrative expenses:
General and administrative expenses	$ 130	$ 111